Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 703	$ 626
Accumulated Amortization	375	330
Development in Progress	41	53
Total	369	349
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	698	621
Accumulated Amortization	370	326
Development in Progress	41	53
Total	369	348
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	5	4
Development in Progress	0	0
Total	$ 0	$ 1